Additional information - Financial Statement Schedule I - Condensed balance sheet (Details) - GBP (£)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Non-current assets
Total non-current assets	£ 1,167,507,000	£ 1,124,212,000
Current assets
Other receivables	2,735,000	9,928,000
Cash and cash equivalents	73,549,000	76,019,000	£ 121,223,000	£ 110,658,000
Total current assets	177,280,000	193,732,000
Total assets	1,344,787,000	1,317,944,000
Equity
Share capital	55,000	53,000
Share premium	227,361,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	(309,251,000)	(196,652,000)
Total equity	144,890,000	103,950,000	127,508,000	272,512,000
Current liabilities
Total current liabilities	494,991,000	526,870,000
Total equity and liabilities	1,344,787,000	1,317,944,000
Parent
Non-current assets
Investment in subsidiaries	319,265,000	319,265,000
Total non-current assets	319,265,000	319,265,000
Current assets
Amounts owed by subsidiaries	136,547,000
Other receivables	91,000	90,000
Cash and cash equivalents	372,000	715,000	131,000	148,000
Total current assets	137,010,000	805,000
Total assets	456,275,000	320,070,000
Equity
Share capital	55,000	53,000
Share premium	227,361,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	195,382,000	246,187,000
Total equity	401,493,000	293,757,000	£ 305,679,000	£ 309,683,000
Current liabilities
Amounts owed to subsidiaries	46,930,000	21,677,000
Other payables	7,852,000	4,636,000
Total current liabilities	54,782,000	26,313,000
Total equity and liabilities	£ 456,275,000	£ 320,070,000